NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Fidelity Institutional AM® Emerging Markets Fund (formerly, NVIT Emerging Markets Fund)
NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)
NVIT International Equity Fund
NVIT Invesco Small Cap Growth Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT J.P. Morgan Equity and Options Total Return Fund (formerly, NVIT AQR Large Cap Defensive Style Fund)
NVIT J.P. Morgan U.S. Equity Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund)
NVIT Real Estate Fund
NVIT Victory Mid Cap Value Fund
Supplement dated December 19, 2025
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT J.P. Morgan Equity and Options Total Return Fund
Effective immediately, the Prospectus is amended as follows:

1.	The section entitled “Performance” on page 9 of the Prospectus is supplemented to include the following:
The Fund’s performance prior to September 22, 2025 reflects returns pursuant to a different subadviser. If the Fund’s current subadviser had been in place for the prior periods, the performance information shown would have been different.

2.	The third sentence in the first paragraph under the section entitled “Performance” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:
The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy.

3.
The table under the section entitled “Performance - Average Annual Total Returns (For the Periods Ended December 31, 2024)” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class I Shares	13.66%	8.67%	10.26%
Class II Shares	13.33%	8.39%	9.99%
Class IV Shares	13.67%	8.67%	10.26%
Class Y Shares	13.66%	8.67%	10.25%
S&P 500® Index (reflects no deduction for fees or expenses)	25.02%	14.53%	13.10%
ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	5.29%	2.48%	1.75%
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE